BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2015		2014		2013
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$89,325	0.11%	$103,192	0.05%	$94,749	0.05%
FHLB borrowings	849,100	0.47%	558,200	0.18%	654,000	0.17%
Total	$938,425	0.44%	$661,392	0.16%	$748,749	0.16%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$73,191	0.07%	$119,795	0.05%	$115,486	0.08%
FHLB borrowings	552,360	0.24%	627,181	0.19%	472,062	0.23%
Other short-term borrowings	123	3.30%	0	0.00%	0	0.00%
Total	$625,674	0.22%	$746,976	0.17%	$587,548	0.20%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$123,374		$132,332		$158,911
FHLB borrowings	849,100		820,500		654,000
Other short-term borrowings	15,000		0		0

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2015		2014
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Subordinated debt	$118,312	5.20%	$0	0.00%
FHLB	453	2.37%	22,466	2.52%
National Market Repurchase Agreement	0	0.00%	25,000	3.54%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$119,540	5.15%	$48,241	3.01%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2015, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term borrowings
2016	$15
2017	16
2018	15
2019	407
2020	0
Thereafter	119,087
Total	$119,540